Bramshill Income Performance Fund
Schedule of Investments (Unaudited)
June 30, 2022

Principal
Amount		Value
	CORPORATE BONDS ― 12.2%
	ENERGY ― 3.1%
	BP Capital Markets PLC
$28,388,000	4.875% (effective 6/22/2030, 5 Year TNCMR + 4.398%) (1), 3/22/2030 (2)	$24,825,781

	FINANCIALS ― 2.2%
	Capital One Financial Corp.
6,467,000	2.600%, 5/11/2023	6,424,909
	FS KKR Capital Corp.
8,766,000	2.625%, 1/15/2027	7,388,805
	Oaktree Specialty Lending Corp.
3,881,000	3.500%, 2/25/2025	3,684,084
		17,497,798
	LODGING ― 0.8%
	Marriott Ownership Resorts, Inc. (3)
5,783,000	6.125%, 9/15/2025 (4)	5,732,511

	MANUFACTURING ― 2.8%
	Boeing Co. (The)
21,702,000	4.508%, 5/1/2023	21,764,038

	MEDIA ― 0.4%
	Magallanes, Inc. (3)
3,395,000	3.428%, 3/15/2024	3,333,485

	PIPELINES ― 1.0%
	Enbridge, Inc.
4,327,000	2.150%, 2/16/2024	4,204,639
	Energy Transfer LP
5,747,000	5.800% (3 month U.S. LIBOR + 3.018%) (5), 11/1/2066	4,066,865
		8,271,504

	UTILITIES ― 1.9%
	Pacific Gas and Electric Co.
15,609,000	3.250%, 2/16/2024	15,222,926

	TOTAL CORPORATE BONDS
	(Cost $104,155,662)	96,648,043

	U.S. GOVERNMENT NOTES ― 13.8%
	United States Treasury Notes
51,849,000	1.375%, 10/15/2022	51,744,663
67,911,000	2.375%, 2/15/2042	57,925,961
	TOTAL U.S. GOVERNMENT NOTES
	(Cost $107,919,290)	109,670,624

Bramshill Income Performance Fund
Schedule of Investments (Unaudited)
June 30, 2022

Number of
Shares
	CLOSED-END FUNDS ― 12.2%
	BANK LOAN ― 1.0%
121,893	BlackRock Debt Strategies Fund, Inc.	$1,114,102
1,068,794	Invesco Senior Income Trust	4,157,609
542,660	Nuveen Credit Strategies Income Fund	2,821,832
		8,093,543
	HIGH YIELD BOND ― 2.8%
530,464	Allspring Income Opportunities	3,442,711
942,549	BlackRock Corporate High Yield Fund, Inc.	8,982,492
89,008	BlackRock Limited Duration Income Trust	1,125,951
121,809	First Trust High Income Long/Short Fund	1,388,623
6,842	Neuberger Berman High Yield Strategies Fund, Inc.	57,336
962,002	Western Asset High Income Opportunity Fund, Inc.	3,809,528
270,568	Western Asset High Yield Defined Opportunity Fund Inc.	3,295,518
		22,102,159
	MULTISECTOR BOND ― 0.0%
3,832	Eaton Vance Limited Duration Income Fund	39,584

	MUNI NATIONAL LONG ― 7.6%
157,575	BlackRock MuniHoldings Fund, Inc.	1,999,627
503,091	BlackRock MuniVest Fund, Inc.	3,748,028
518,284	BlackRock MuniYield Quality Fund III, Inc.	6,043,192
625,448	Eaton Vance Municipal Bond Fund	6,692,294
842,189	Invesco Municipal Opportunity Trust	8,699,812
344,254	Invesco Municipal Trust	3,497,621
480,980	Invesco Trust for Investment Grade Municipals	5,064,719
828,027	Nuveen AMT-Free Quality Municipal Income Fund	9,729,317
1,209,943	Nuveen Quality Municipal Income Fund	15,087,989
		60,562,599
	PREFERRED STOCK ― 0.8%
68,884	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	1,363,214
3,805	First Trust Intermediate Duration Preferred & Income Fund	71,078
440,795	Nuveen Preferred Income Opportunities Fund	3,372,082
167,443	Nuveen Preferred Securities Income Fund	1,215,636
		6,022,010
	TOTAL CLOSED-END FUNDS
	(Cost $116,084,261)	96,819,895

	EXCHANGE TRADED FUNDS ― 3.5%
570,331	BlackRock Short Maturity Bond ETF	28,094,505
1,314	iShares 0-5 Year High Yield Corporate Bond ETF (4)	53,283

	TOTAL EXCHANGE TRADED FUNDS	28,147,788
	(Cost $28,331,316)

Bramshill Income Performance Fund
Schedule of Investments (Unaudited)
June 30, 2022

Number of
Shares		Value
	OPEN-END FUND ― 0.7%
519,712	Equable Shares Hedged Equity Fund	$5,945,506
	TOTAL OPEN-END FUND
	(Cost $6,504,193)	5,945,506
Number of
Shares/Units
	PREFERRED STOCKS ― 28.3%
	BANKS ― 4.9%
	Bank of New York Mellon Corp. Depositary Shares
3,949	4.700% (effective 9/20/2025, 5 Year TNCMR + 4.358%) (1), 9/20/2025 (6)	3,868,046
	Citizens Financial Group, Inc. Depositary Shares
12,278	5.650% (effective 10/6/2025, 5 Year TNCMR + 5.313%) (1), 10/6/2025 (6)	12,075,719
	Fifth Third Bancorp Depositary Shares
8,764	4.500% (effective 9/30/2025, 5 Year TNCMR + 4.215%) (1), 9/30/2025 (6)	8,183,483
	Regions Financial Corp. Depositary Shares
13,481	5.750% (effective 9/15/2025, 5 Year TNCMR + 5.430%) (1), 6/15/2025 (6)	13,382,719
	Truist Financial Corp. Depositary Shares
1,587	5.100% (effective 9/1/2030, 10 Year TNCMR + 4.349%) (1), 3/1/2030 (6)	1,444,170
		38,954,137
	DIVERSIFIED BANKING INSTITUTIONAL ― 1.2%
	Bank of America Corp., Depositary Shares
121,334	6.000%, 5/16/2023 (6)	3,058,830
	Citigroup, Inc. Depositary Shares
7,110	4.000% (effective 12/10/2025, 5 Year TNCMR + 3.597%) (1), 12/10/2025 (6)	6,167,925
	Wells Fargo & Co. Depositary Shares
13,381	4.750%, 3/15/2025 (6)	260,261
		9,487,016
	ENERGY ― 1.8%
	Edison International Depositary Shares
17,502	5.375% (effective 3/15/2026, 5 Year TNCMR + 4.698%) (1), 3/15/2026 (6)	14,264,130

	FINANCIALS ― 2.6%
	Ally Financial, Inc. Depositary Shares
8,581	4.700% (effective 5/15/2026, 5 Year TNCMR + 3.868%) (1), 5/15/2026 (6)	6,831,677
18,372	4.700% (effective 5/15/2028, 7 Year TNCMR + 3.481%) (1), 5/15/2028 (6)	13,598,954
		20,430,631
	FINANCE AND INSURANCE ― 4.1%
	Charles Schwab Corp. (The) Depositary Shares
21,678	5.375% (effective 6/1/2025, 5 Year TNCMR + 4.971%) (1), 6/1/2025 (6)	21,515,415
	JPMorgan Chase & Co., Depositary Shares
96,246	4.625%, 6/1/2026 (6)	1,911,446
	Reinsurance Group of America, Inc.
220,228	6.200% (effective 9/15/2022, 3 month U.S. LIBOR + 4.370%) (1), 9/15/2042	5,556,352
	Virtus AllianzGI Convertible & Income Fund
159,794	5.625%, 9/20/2023 (4)(6)	3,827,066
	Virtus AllianzGI Convertible & Income Fund II
7,743	5.500%, 9/11/2023 (6)	182,270
		32,992,549

Bramshill Income Performance Fund
Schedule of Investments (Unaudited)
June 30, 2022

Number of
Shares/Units		Value
	PREFERRED STOCKS (Continued)
	INFORMATION ― 0.4%
	AT&T, Inc.
86,340	5.350%, 11/1/2066	$2,128,281
50,488	5.625%, 8/1/2067	1,268,763
		3,397,044
	INVESTMENT COMPANIES ― 2.4%
	Oaktree Capital Group LLC
197,950	6.625%, 6/15/2023 (6)	4,859,672
470,765	6.550%, 9/15/2023 (6)	11,133,592
	Stifel Financial Corp.
142,408	5.200%, 10/15/2047	3,161,458
		19,154,722
	PIPELINES ― 1.1%
	Enbridge, Inc.
72,064	4.000% (effective 9/1/2022, 5 Year TNCMR + 3.150%) (1), 9/1/2022 (6)	1,746,471
99,883	4.400% (effective 3/1/2024, 5 Year TNCMR + 2.820%) (1), 3/1/2024 (6)	2,359,736
	Energy Transfer LP Depositary Shares
5,688	7.125% (effective 5/15/2030, 5 Year TNCMR + 5.306%) (1), 5/15/2030 (6)	4,895,386
		9,001,593
	REAL ESTATE INVESTMENT TRUST ― 3.1%
	AGNC Investment Corp.
651,028	6.125% (effective 4/15/2025, 3 month U.S. LIBOR + 4.697%) (1), 4/15/2025 (6)	13,150,766
	Annaly Capital Management, Inc.
518,700	6.750% (effective 9/30/2024, 3 month U.S. LIBOR + 4.989%) (1), 6/30/2024 (6)	11,271,351
		24,422,117
	UTILITIES ― 6.7%
	Brookfield Renewable Partners LP
302,554	5.250%, 3/31/2025 (6)	6,294,636
	Duke Energy Corp.
146,012	5.750%, 6/15/2024 (6)	3,680,962
	Entergy Arkansas LLC
124,123	4.875%, 9/1/2066	3,009,983
	Entergy Louisiana LLC
150,099	4.875%, 9/1/2066	3,635,398
	Entergy Mississippi LLC
83,050	4.900%, 10/1/2066	2,036,386
	National Rural Utilities Cooperative Finance Corp.
229,862	5.500%, 5/15/2064	5,521,285
	Sempra Energy Depositary Shares
31,619	4.875% (effective 10/15/2025, 5 Year TNCMR + 4.550%) (1), 10/15/2025 (6)	29,167,922
		53,346,572
	TOTAL PREFERRED STOCKS
	(Cost $252,757,288)	225,450,511

Bramshill Income Performance Fund
Schedule of Investments (Unaudited)
June 30, 2022

Number of
Shares		Value
	SHORT-TERM INVESTMENTS ― 28.8%
	MONEY MARKET FUND ― 15.0%
119,054,817	First American Government Obligations Fund, Class X, 1.29% (7)	$119,054,817

Principal
Amount	UNITED STATES TREASURY BILLS ― 13.8%(8)
$50,000,000	07/21/2022	49,972,466
30,000,000	09/08/2022	29,911,354
30,000,000	02/23/2023	29,536,122
		109,419,942
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $228,766,698)	228,474,759

	COLLATERAL FOR SECURITIES ON LOAN ― 0.2%
	MONEY MARKET FUND ― 0.2%
1,973,275	First American Government Obligations Fund, Class X, 1.29% (7)	1,973,275
	TOTAL COLLATERAL FOR SECURITIES ON LOAN
	(Cost $1,973,275)

	TOTAL INVESTMENTS ― 99.7%
	(Cost $846,491,984)	793,130,401
	Other Assets in Excess of Liabilities ― 0.3%	2,173,046
	TOTAL NET ASSETS ― 100.0%	795,303,447

Floating Rate definitions:
LIBOR - London Inter-Bank Offered Rate
TNCMR - Treasury Note Constant Maturity Rate

Percentages are stated as a percent of net assets.

(1) Fixed to floating rate. Effective date of floating rate change and formula disclosed. Rate disclosed is as of June 30, 2022.
(2) Perpetual maturity security. Date presented is the next call date as of June 30, 2022.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and maybe sold in transactions exempt from registration only to qualified institutional buyers on a public offering registered under the Securities Act of 1933.  The security has been deemed liquid by the advisor. At June 30, 2022, the value of these securities totaled $9,065,996 or 1.1% of net assets.

(4) All or a portion of this security is on loan.
(5) Variable Rate security. Rates disclosed as of June 30, 2022.
(6) Callable at any dividend payment on or after date disclosed.
(7) Seven-day yield as of June 30, 2022.
(8) Zero coupon security.

Valuation of Investments (Unaudited)

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. For options where market quotations are not readily available, fair value shall be determined by the Adviser with oversight by the Trust’s Valuation Committee.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of June 30, 2022:

Bramshill Income Performance Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$-	$96,648,043	$-	$96,648,043
U.S. Government Notes	-	109,670,624	-	109,670,624
Closed-End Funds	96,819,895	-	-	96,819,895
Exchange Traded Funds	28,147,788	-	-	28,147,788
Open-End Fund	5,945,506	-	-	5,945,506
Preferred Stocks	85,948,759	139,501,752		225,450,511
Short Term Investments	119,054,817	109,419,942		228,474,759
Collateral for Securities on Loan	1,973,275	-		1,973,275

Total Assets	$337,890,040	$455,240,361	$-	$793,130,401

Please refer to the Schedule of investments for further classification.